STOCKHOLDERS' EQUITY - Preferred Stock Shares (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred interests issued	0	0
Preferred interests outstanding	0	0